Trade Accounts Receivable, Net - Changes in Allowance for Expected Credit Losses (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Trade Accounts Receivable, Net
Balance at the beginning of the period	$ 1,951	$ 2,462	$ 2,189
Allowance for the period	1,060	496	591
Additions (write-offs) of uncollectible accounts	(945)	(821)	(613)
Addition from business combinations	166	0	273
Effects of changes in foreign exchange rates	6	(186)	22
Balance at the end of the period	$ 2,238	$ 1,951	$ 2,462